JUDICIAL DEPOSITS AND GARNISHMENTS - Judicial Deposits and garnishments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	R$ 1,929,594	R$ 4,230,917
Labor	522,201	885,338
Civil	1,164,835	1,205,807
Regulatory	208,447	200,627
Total	3,825,077	6,522,689
Garnishments	84,937	141,116
Total	3,910,014	6,663,805
Current	313,007	324,638
Non current	R$ 3,597,007	R$ 6,339,167